OTHER FINANCIAL ASSETS (Details) - Schedule of composition by currencies of other financial assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OTHER FINANCIAL ASSETS (Details) - Schedule of composition by currencies of other financial assets [Line Items]
Total	$ 519,032	$ 116,760
Argentine peso [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of composition by currencies of other financial assets [Line Items]
Total	5	16
Brazilian real [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of composition by currencies of other financial assets [Line Items]
Total	336,676	9,775
Chilean peso [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of composition by currencies of other financial assets [Line Items]
Total	5,847	4,502
Colombian peso [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of composition by currencies of other financial assets [Line Items]
Total	1,716	1,727
Euro [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of composition by currencies of other financial assets [Line Items]
Total	6,791	4,104
U.S.A dollar [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of composition by currencies of other financial assets [Line Items]
Total	165,457	93,247
Other currencies [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of composition by currencies of other financial assets [Line Items]
Total	$ 2,540	$ 3,389